UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim INVESCO ADR Portfolio

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

------------------------------------------------------------------------------ ----- --------------
ASSETS:
     Investments in securities, market value  (1)                                 $    250,562,286
     Cash                                                                                  280,041
     Collateral for securities loaned                                                   35,810,830
     Dividends receivable                                                                  902,344
     Subscriptions receivable                                                              330,472
                                                                                     --------------

       Total assets                                                                    287,885,973
                                                                                     --------------

LIABILITIES:
     Due to investment adviser                                                             223,011
     Redemptions payable                                                                   254,378
     Payable upon return of securities loaned                                           35,810,830
     Payable for investments purchased                                                     125,185
                                                                                     --------------

       Total liabilities                                                                36,413,404
                                                                                     --------------

NET ASSETS                                                                        $    251,472,569
                                                                                     ==============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                $      1,480,865
     Additional paid-in capital                                                        216,367,430
     Net unrealized appreciation on investments                                         35,166,900
     Undistributed net investment income                                                 3,395,849
     Accumulated net realized loss on investments                                      (4,938,475)
                                                                                     --------------

NET ASSETS                                                                        $    251,472,569
                                                                                     ==============

NET ASSET VALUE PER OUTSTANDING SHARE                                             $          16.98
                                                                                     ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                        180,000,000
     Outstanding                                                                        14,808,649

(1)  Cost of investments in securities:                                           $    215,395,386

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
----------------------------------------------------------------------------- ----- -------------


INVESTMENT INCOME:
     Interest                                                                    $       124,519
     Income from securities lending                                                      186,407
     Dividends                                                                         4,908,639
     Foreign withholding tax                                                           (558,837)
                                                                                    -------------

       Total income                                                                    4,660,728
                                                                                    -------------

EXPENSES:
     Audit fees                                                                            7,027
     Bank and custodial fees                                                               8,396
     Investment administration                                                            42,717
     Management fees                                                                   1,195,009
     Other expenses                                                                       15,425
                                                                                    -------------

       Total expenses                                                                  1,268,574

     Less amount reimbursed by investment adviser                                          3,695
                                                                                    -------------

     Net expenses                                                                      1,264,879
                                                                                    -------------

NET INVESTMENT INCOME                                                                  3,395,849
                                                                                    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                  9,443,016
     Change in net unrealized appreciation depreciation on investments              (16,381,316)
                                                                                    -------------

     Net realized and unrealized loss on investments                                 (6,938,300)
                                                                                    -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $   (3,542,451)
                                                                                    =============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

------------------------------------------------------------------------------------------------ -- --------------

                                                                                       2005              2004
                                                                                  --------------    --------------
                                                                                    UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                     $      3,395,849  $      3,228,772
     Net realized gain on investments                                                 9,443,016         3,682,654
     Change in net unrealized appreciation on investments                          (16,381,316)        29,351,393
                                                                                  --------------    --------------

     Net increase (decrease) in net assets resulting from operations                (3,542,451)        36,262,819
                                                                                  --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                               0       (3,341,605)
                                                                                  --------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                               89,778,336        96,415,505
     Reinvestment of distributions                                                                      3,341,605
     Redemptions of shares                                                         (56,562,727)     (101,361,495)
                                                                                  --------------    --------------

     Net increase (decrease) in net assets resulting from share transactions         33,215,609       (1,604,385)
                                                                                  --------------    --------------

     Total increase in net assets                                                    29,673,158        31,316,829

NET ASSETS:
     Beginning of period                                                            221,799,411       190,482,582
                                                                                  --------------    --------------

     End of period  (1)                                                        $    251,472,569  $    221,799,411
                                                                                  ==============    ==============

OTHER INFORMATION:

SHARES:
     Sold                                                                             5,229,652         6,321,643
     Issued in reinvestment of distributions                                                              198,905
     Redeemed                                                                       (3,311,900)       (6,670,609)
                                                                                  --------------    --------------

     Net increase (decrease)                                                          1,917,752         (150,061)
                                                                                  ==============    ==============

(1) Including undistributed net investment income                              $      3,395,849  $

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------- -- ---------------- -- ------------ -- ---------- -- ----------- -- ---------- -- ------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                 Six Months
                                                    Ended                                 Year Ended December 31,
                                                                   -----------------------------------------------------------------
                                                June 30, 2005         2004           2003           2002          2001       2000
                                               ----------------    ------------    ----------    -----------    ----------  --------
                                                  UNAUDITED

Net Asset Value, Beginning of Period        $            17.21  $        14.61  $      11.28          13.24  $      16.04  $   19.77

Income from Investment Operations

Net investment income                                     0.23            0.26          0.19           0.22          0.12       0.14
Net realized and unrealized gain (loss)                 (0.46)            2.60          3.33         (1.96)        (2.77)     (2.19)
                                               ----------------    ------------    ----------    -----------    ----------  --------

Total Income (Loss) From
      Investment Operations                             (0.23)            2.86          3.52         (1.74)        (2.65)     (2.05)
                                               ----------------    ------------    ----------    -----------    ----------  --------

Less Distributions

From net investment income                                              (0.26)        (0.19)         (0.22)        (0.13)     (0.14)
From net realized gains                                                                                            (0.02)     (1.54)
                                               ----------------    ------------    ----------    -----------    ----------  --------

Total Distributions                                       0.00          (0.26)        (0.19)         (0.22)        (0.15)     (1.68)
                                               ----------------    ------------    ----------    -----------    ----------  --------

Net Asset Value, End of Period              $            16.98  $        17.21  $      14.61          11.28  $      13.24  $   16.04
                                               ================    ============    ==========    ===========    ==========  ========


Total Return                                           (1.34%)  o       19.64%        31.30%       (13.16%)      (16.50%)   (10.16%)

Net Assets, End of Period ($000)            $          251,473  $      221,799  $    190,483        116,405  $    113,256  $ 114,870

Ratio of Expenses to Average Net Assets:
      - Before Reimbursement                             1.06%  *        1.07%         1.08%          1.12%         1.14%      1.14%
      - After Reimbursement #                            1.06%  *        1.06%         1.08%          1.11%         1.13%      1.14%

Ratio of Net Investment Income to
      Average Net Assets:
      - Before Reimbursement                             2.84%  *        1.65%         1.60%          1.80%         0.90%      0.85%
      - After Reimbursement #                            2.84%  *        1.64%         1.60%          1.81%         0.91%      0.85%

Portfolio Turnover Rate                                 18.93%  o       23.88%        29.46%         22.52%        25.09%     34.39%


 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *    Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim INVESCO ADR Portfolio
Schedule of Investments
June 30, 2005
Unaudited

COMMON STOCK

Shares
Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.44%
    296,300 BAE Systems PLC sponsored ADR                              6,118,595
                                                                      $6,118,595

AIRLINES --- .99%
    224,600 BAA PLC sponsored ADR ^^                                   2,496,002
                                                                      $2,496,002

AUTO PARTS & EQUIPMENT --- 2.03%
     83,500 Compagnie Generale des Etablissements Michelin Class B     5,087,767
                                                                      $5,087,767

AUTOMOBILES --- 2.20%
     59,500 Bayerische Motoren Werke AG*                               2,716,721
     39,300 Toyota Motor Corp sponsored ADR                            2,809,557
                                                                      $5,526,278

CHEMICALS --- 3.11%
     62,350 BASF AG sponsored ADR                                      4,115,100
     96,900 Shin-Etsu Chemical Co Ltd*                                 3,678,199
                                                                      $7,793,299

COSMETICS & PERSONAL CARE --- 1.41%
     14,950 Kao Corp ADR ^^                                            3,528,043
                                                                      $3,528,043

ELECTRIC COMPANIES --- 2.98%
    117,950 Endesa SA sponsored ADR ^^                                 2,703,414
     65,150 Enel SpA sponsored ADR                                     2,828,162
    123,125 Korea Electric Power Corp sponsored ADR                    1,929,369
                                                                      $7,460,945

ELECTRONIC INSTRUMENT & EQUIP --- 2.60%
     32,785 Hitachi Ltd sponsored ADR                                  1,987,427
     85,350 Koninklijke Philips Electronics NV NY Shrs                 2,149,967
     68,850 Sony Corp sponsored ADR ^^                                 2,371,194
                                                                      $6,508,588

ELECTRONICS - SEMICONDUCTOR --- 1.39%
     44,100 NEC Electronics Corp*                                      1,988,098
    162,540 Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR    1,482,365
                                                                      $3,470,463

FOOD & BEVERAGES --- 7.46%
    136,000 Cadbury Schweppes PLC sponsored ADR                        5,212,880
     83,200 Diageo Capital PLC sponsored ADR                           4,933,760
    118,500 Heineken NV ADR                                            3,664,032
     76,300 Nestle SA sponsored ADR ^^                                 4,871,755
                                                                     $18,682,427

FOREIGN BANKS --- 15.64%
    135,500 ABN AMRO Holding NV sponsored ADR                          3,323,815
    113,800 Credit Agricole SA                                         2,886,521
     97,275 Credit Suisse Group sponsored ADR ^^                       3,807,344
    151,400 Danske Bank A/S unsponsored ADR                            4,542,000
     27,225 Deutsche Bank AG ^^                                        2,120,828
     30,650 HSBC Holdings PLC sponsored ADR ^^                         2,441,273
    114,500 ING Groep NV sponsored ADR ^^                              3,211,725
     36,800 National Australia Bank Ltd sponsored ADR ^^               4,306,704
    323,700 Nordea AB                                                  2,945,670
    189,300 Royal Bank of Scotland Group PLC                           5,728,552
    190,500 Societe Generale sponsored ADR                             3,876,675
                                                                     $39,191,107

GOLD, METALS & MINING --- 1.03%
    109,800 Anglo American PLC unsponsored ADR                         2,580,300
                                                                      $2,580,300

INSURANCE RELATED --- 4.56%
    341,520 Aegon NV ^^                                                4,395,362
     32,475 Millea Holdings Inc ADR                                    2,185,892
    288,200 Zurich Financial Services AG ADR                           4,856,170
                                                                     $11,437,424

INVESTMENT BANK/BROKERAGE FIRM --- .86%
    179,900 Nomura Holdings Inc ADR                                    2,149,805
                                                                      $2,149,805

MANUFACTURING --- 1.52%
    223,000 DSM NV ADR                                                 3,820,168
                                                                      $3,820,168

MISCELLANEOUS --- 1.07%
     59,400 Hutchison Whampoa Ltd ADR                                  2,684,090
                                                                      $2,684,090

OFFICE EQUIPMENT & SUPPLIES --- 1.49%
     70,900 Canon Inc sponsored ADR                                    3,731,467
                                                                      $3,731,467

OIL & GAS --- 8.82%
     39,825 BP Amoco PLC sponsored ADR                                 2,484,284
    102,400 EnCana Corp ^^                                             4,054,016
     30,650 Eni SpA sponsored ADR                                      3,929,330
    108,200 Repsol YPF SA sponsored ADR ^^                             2,719,066
     37,700 Shell Transport & Trading Co PLC ADR                      2,188,862
    134,800 Statoil ASA sponsored ADR ^^                               2,736,440
     34,200 Total Fina Elf sponsored ADR                               3,996,270
                                                                     $22,108,268

PAPER & FOREST PRODUCTS --- 2.31%
    272,800 Stora Enso OYJ sponsored ADR ^^                            3,467,288
    121,100 UPM-Kymmene OYJ sponsored ADR                              2,321,487
                                                                      $5,788,775

PHARMACEUTICALS --- 9.90%
     69,000 Eisai Co Ltd sponsored ADR                                 2,322,623
    168,150 Glaxosmithkline PLC ADR                                    8,156,957
    125,875 Novartis AG ADR                                            5,971,510
     55,375 Roche Holdings AG Ltd sponsored ADR                        3,502,469
     98,000 Takeda Chemical Industries Ltd                             4,859,796
                                                                     $24,813,355

PHOTOGRAPHY/IMAGING --- 3.06%
    174,000 Fuji Photo Film Co Ltd ADR                                 5,670,660
    103,300 Oylmpus Corp sponsored ADR ^^                              1,985,643
                                                                      $7,656,303

PRINTING & PUBLISHING --- 2.29%
    147,900 Reed Elsevier PLC sponsored ADR                            5,726,688
                                                                      $5,726,688

RAILROADS --- 1.46%
        710 East Japan Railway Co                                      3,648,905
                                                                      $3,648,905

REAL ESTATE --- .54%
    139,800 Cheung Kong Holdings Ltd unsponsored ADR                  1,362,337
                                                                      $1,362,337

RETAIL --- 4.45%
    131,200 Boots Group PLC unsponsored ADR ^^                         2,864,345
     57,000 Ito-Yokado Co Ltd*                                         1,891,263
    298,400 Kingfisher PLC sponsored ADR                               2,715,440
  1,103,800 William Morrison Supermarkets PLC                          3,680,855
                                                                     $11,151,903

TELEPHONE & TELECOMMUNICATIONS --- 10.78%
    146,670 BCE Inc                                                    3,473,146
     75,400 Belgacom SA                                                2,577,692
    161,600 KT Corp sponsored ADR                                      3,474,400
    160,800 Nippon Telegraph & Telephone Corp sponsored ADR            3,452,376
    356,700 Nokia OYJ sponsored ADR                                    5,935,488
    173,900 Portugal Telecom SGPS SA sponsored ADR                     1,662,484
    215,490 Telefonos de Mexico SA sponsored ADR                       4,070,606
     97,300 Vodafone Group PLC sponsored ADR                           2,366,336
                                                                     $27,012,528

TOYS --- 1.27%
    244,000 Nintendo Co Ltd ADR                                        3,172,000
                                                                      $3,172,000

TRANSPORTATION --- 1.50%
    148,302 TNT NV ADR ^^                                              3,759,456
                                                                      $3,759,456

TOTAL COMMON STOCK --- 99.16%                                       $248,467,286
(Cost $213,300,386)

SHORT-TERM INVESTMENTS

Par Value ($)
Value ($)
--------------------------------------------------------------------------------

  2,095,000 Freddie Mac                                                2,095,000
               2.586%, July 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- .84%                                 $2,095,000
(Cost $2,095,000)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100%                          $250,562,286
(Cost $215,395,386)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at June 30, 2005.
ADR - American Depository Receipt
See Attached Summary of Investments by Country.
See Notes to Financial Statements.

Summary of Investments by Country

Maxim INVESCO ADR Portfolio
June 30, 2005
Unaudited

                                                      % of Portfolio
     Country                   Value ($)                Investments
-------------------    --------------------------    ------------------
Australia               $                                        1.72%
                       4,306,704

Belgium                2,577,692                                 1.03%

Canada                 7,527,162                                 3.00%

Denmark                4,542,000                                 1.81%

Finland                11,724,263                                4.68%

France                 15,847,233                                6.32%

Germany                8,952,649                                 3.57%

Hong Kong              4,046,427                                 1.61%

Italy                  6,757,492                                 2.70%

Japan                  51,432,948                               20.55%

Korea                  5,403,769                                 2.16%

Mexico                 4,070,606                                 1.62%

Netherlands            24,324,525                                9.71%

Norway                 2,736,440                                 1.09%

Portugal               1,662,484                                 0.66%

Spain                  5,422,480                                 2.16%

Sweden                 2,945,670                                 1.18%

Switzerland            23,009,248                                9.18%

Taiwan                 1,482,365                                 0.59%

United Kingdom         59,695,129                               23.82%

United States          2,095,000                                 0.84%
                       --------------------------    ------------------
                        $
                       250,562,286                             100.00%
                       ==========================    ==================

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim INVESCO ADR Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total return through capital appreciation and current income, while reducing risk through diversification. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $82,347,606 and $44,038,810 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $216,570,079. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $36,673,919 and gross depreciation of securities in which there was an excess of tax cost over value of $2,681,712 resulting in net appreciation of $33,992,207.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2005, the Portfolio had securities on loan valued at $35,698,121 and received collateral of $35,810,830 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2004, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $4,978,383 and $8,450,534, which expire in the years 2010 and 2011, respectively.



                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005